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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	7/31/16

Item 1. Schedule of Investments.

Invesco Asia Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	APG-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–82.68%

Australia–10.06%

Amcor Ltd.	2,086,269	$23,855,737
Brambles Ltd.	811,566	8,308,272
Coca-Cola Amatil Ltd.	810,631	5,689,235
Computershare Ltd.	1,248,780	8,444,007
CSL Ltd.	301,579	27,088,313
Tassal Group Ltd.	5,546,566	17,409,889
		90,795,453

China–21.42%

Baidu, Inc. -ADR(a)	52,686	8,408,686
China Mobile Ltd.	2,379,000	29,547,418
Fuyao Glass Industry Group Co., Ltd. -Class A	1,906,135	4,720,090
Industrial & Commercial Bank of China Ltd. -Class H	22,205,000	12,564,440
Kweichow Moutai Co., Ltd. -Class A	495,830	23,373,076
Lee & Man Paper Manufacturing Ltd.	57,590,000	44,389,075
Minth Group Ltd.	8,592,000	27,796,865
NetEase, Inc. -ADR	82,942	16,942,562
Stella International Holdings Ltd.	11,445,000	19,590,328
Want Want China Holdings Ltd.	9,579,000	5,887,856
		193,220,396

Hong Kong–15.73%

Cheung Kong Property Holdings Ltd.	4,200,160	30,117,228
CK Hutchison Holdings Ltd.	3,318,660	38,839,751
Galaxy Entertainment Group Ltd.	2,525,000	8,425,716
Hongkong Land Holdings Ltd.	4,703,600	30,238,534
WH Group Ltd. -REGS (b)	43,410,000	34,280,160
		141,901,389

Indonesia–7.04%

PT Bank Central Asia Tbk	19,565,200	21,587,045
PT Bank Mandiri Persero Tbk	10,279,200	7,917,932
PT Pakuwon Jati Tbk	105,982,600	5,267,126
PT Perusahaan Gas Negara Persero Tbk	22,460,300	5,646,992
PT Telekomunikasi Indonesia Persero Tbk	70,809,200	23,115,119
		63,534,214

Malaysia–2.87%

Public Bank Berhad	5,388,600	25,843,015

Philippines–8.85%

Energy Development Corp.	127,116,950	15,825,421
First Gen Corp. (a)	11,399,389	6,261,740
GMA Holdings, Inc. -PDR	21,483,600	2,779,397
Metro Pacific Investments Corp.	195,168,000	31,044,422
Philippine Long Distance Telephone Co.	78,365	3,495,683
SM Investments Corp.	536,717	7,842,921

	Shares	Value

Philippines–(continued)

SM Prime Holdings Inc.	20,362,200	$12,625,362
		79,874,946

Singapore–7.66%

Broadcom Ltd.	164,193	26,595,982
Keppel REIT	34,111,400	27,062,149
United Overseas Bank Ltd.	1,130,900	15,448,210
		69,106,341

South Korea–0.86%

Samsung Electronics Co., Ltd.	5,631	7,735,940

Taiwan–3.40%

Taiwan Semiconductor Manufacturing Co. Ltd.	5,675,464	30,638,820

Thailand–4.79%

Kasikornbank PCL	5,019,000	28,830,029
Major Cineplex Group PCL	10,005,600	9,861,800
Thai Stanley Electric PCL	911,800	4,534,102
		43,225,931
Total Common Stocks & Other Equity Interests (Cost $554,369,266)		745,876,445

Money Market Funds–17.50%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	78,954,072	78,954,072
Premier Portfolio –Institutional Class, 0.36% (c)	78,954,072	78,954,072
Total Money Market Funds (Cost $157,908,144)		157,908,144
TOTAL INVESTMENTS–100.18% (Cost $712,277,410)		903,784,589
OTHER ASSETS LESS LIABILITIES–(0.18)%		(1,646,553)
NET ASSETS–100.00%		$902,138,036

See accompanying notes which are an integral part of this schedule.

                                 Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt
PDR	—Philippine Depositary Receipt
REGS	—Regulation S
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 3.80% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Asia Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Asia Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Asia Pacific Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $66,719,753 and from Level 2 to Level 1 of $279,070,067, due to foreign fair value adjustments.

                                 Invesco Asia Pacific Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$90,795,453	$—	$90,795,453
China	134,412,046	58,808,350	—	193,220,396
Hong Kong	38,839,751	103,061,638	—	141,901,389
Indonesia	7,917,932	55,616,282	—	63,534,214
Malaysia	25,843,015	—	—	25,843,015
Philippines	63,753,901	16,121,045	—	79,874,946
Singapore	26,595,982	42,510,359	—	69,106,341
South Korea	7,735,940	—	—	7,735,940
Taiwan	30,638,820	—	—	30,638,820
Thailand	14,395,902	28,830,029	—	43,225,931
United States	157,908,144	—	—	157,908,144
Total Investments	$508,041,433	$395,743,156	$—	$903,784,589

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $40,189,795 and $169,079,433, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$208,497,979
Aggregate unrealized (depreciation) of investment securities	(17,794,137)
Net unrealized appreciation of investment securities	$190,703,842
Cost of investments for tax purposes is $713,080,747.

                                 Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	EGR-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.72%

Denmark–2.82%

Carlsberg A/S -Class B	301,520	$29,930,411
Novo Nordisk A/S -Class B	231,496	13,189,278
		43,119,689

France–6.83%

Bollore S.A.	3,906,484	14,139,903
Metropole Television S.A.	730,831	13,296,015
Pernod Ricard S.A.	35,116	4,011,802
Publicis Groupe S.A.	470,032	34,993,323
Schneider Electric S.E.	319,510	20,901,252
Vicat S.A.	289,250	17,266,255
		104,608,550

Germany–13.35%

Allianz S.E.	212,008	30,406,220
Deutsche Boerse AG	480,568	40,349,313
Deutsche Post AG	412,574	12,309,317
GEA Group AG	339,781	18,130,908
MorphoSys AG (a)	338,839	14,999,338
MTU Aero Engines AG	258,515	26,412,863
ProSiebenSat.1 Media SE	525,592	24,024,225
SAP S.E.	431,282	37,802,134
		204,434,318

Ireland–0.96%

Origin Enterprises PLC	2,444,584	14,759,195

Israel–1.50%

Israel Chemicals Ltd.	2,171,213	8,785,095
Israel Discount Bank Ltd. -Class A (a)	8,249,202	14,216,359
		23,001,454

Italy–1.60%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	1,138,513	16,863,099
Prada S.p.A.	2,593,000	7,703,734
		24,566,833

Netherlands–1.04%

Aalberts Industries N.V.	269,641	8,950,613
Wolters Kluwer N.V.	164,525	6,919,775
		15,870,388

Russia–3.04%

Sberbank PAO -Preference Shares	31,092,640	46,555,911

Spain–0.97%

Construcciones y Auxiliar de Ferrocarriles S.A.	40,865	14,889,702

	Shares	Value

Sweden–6.68%

Getinge AB -Class B	1,011,614	$20,510,801
Intrum Justitia AB	849,630	27,264,572
Investor AB -Class B	839,283	28,913,737
Sandvik AB	826,994	8,862,169
Telefonaktiebolaget LM Ericsson -Class B	2,239,173	16,694,624
		102,245,903

Switzerland–9.69%

Aryzta AG	164,392	6,182,510
Cie Financiere Richemont S.A.	217,978	13,258,154
Julius Baer Group Ltd.	558,069	22,905,473
Novartis AG	103,795	8,599,606
OC Oerlikon Corp. AG	1,506,495	14,098,132
Roche Holding AG	145,445	37,141,599
Syngenta AG	15,858	6,235,538
Tecan Group AG	110,294	17,729,886
UBS Group AG	1,620,563	22,322,035
		148,472,933

Turkey–2.91%

Haci Omer Sabanci Holding A.S.	11,153,719	33,265,707
Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	11,272,266
		44,537,973

United Kingdom–40.33%

Aberdeen Asset Management PLC	5,816,298	24,513,086
British American Tobacco PLC	418,683	26,728,805
Compass Group PLC	1,147,521	21,805,045
DCC PLC	681,736	60,847,128
Hays PLC	11,177,625	17,586,252
HomeServe PLC	1,851,814	13,722,312
IG Group Holdings PLC	3,278,667	38,395,691
Informa PLC	2,866,145	27,079,352
John Wood Group PLC	2,355,769	20,654,289
Jupiter Fund Management PLC	2,738,160	15,304,694
Kingfisher PLC	2,219,966	9,879,048
Lancashire Holdings Ltd.	1,202,950	9,590,617
Lloyds Banking Group PLC	19,658,432	13,825,920
Micro Focus International PLC	1,448,132	37,098,419
Next PLC	321,146	21,354,061
RELX PLC	2,320,863	44,070,026
Royal Dutch Shell PLC -Class B	591,809	15,748,736
Savills PLC	1,798,086	16,631,428
Sky PLC	4,072,237	49,601,949
Smith & Nephew PLC	960,579	15,799,601
Smiths Group PLC	679,905	11,363,013
Tullett Prebon PLC	1,739,666	7,647,287
UBM PLC	1,305,975	11,604,403
Ultra Electronics Holdings PLC	708,960	16,051,427
Unilever N.V.	430,153	19,923,876
William Hill PLC	4,243,156	17,961,605

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

WPP PLC	1,465,158	$32,920,320
		617,708,390
Total Common Stocks & Other Equity Interests (Cost $1,245,365,419)		1,404,771,239

Money Market Funds–7.72%

Liquid Assets Portfolio –Institutional Class, 0.40% (b)	59,094,539	59,094,539
Premier Portfolio –Institutional Class, 0.36% (b)	59,094,538	59,094,538
Total Money Market Funds (Cost $118,189,077)		118,189,077

TOTAL INVESTMENTS–99.44% (Cost $1,363,554,496)		1,522,960,316
OTHER ASSETS LESS LIABILITIES–0.56%		8,503,598
NET ASSETS–100.00%		$1,531,463,914

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $34,273,720 and from Level 2 to Level 1 of $776,484,955, due to foreign fair value adjustments.

Invesco European Growth Fund

	Level 1	Level 2	Level 3	Total
Denmark	$43,119,689	$—	$—	$43,119,689
France	104,608,550	—	—	104,608,550
Germany	204,434,318	—	—	204,434,318
Ireland	14,759,195	—	—	14,759,195
Israel	—	23,001,454	—	23,001,454
Italy	24,566,833	—	—	24,566,833
Netherlands	15,870,388	—	—	15,870,388
Russia	—	46,555,911	—	46,555,911
Spain	14,889,702	—	—	14,889,702
Sweden	102,245,903	—	—	102,245,903
Switzerland	148,472,933	—	—	148,472,933
Turkey	33,265,707	11,272,266	—	44,537,973
United Kingdom	581,305,365	36,403,025	—	617,708,390
United States	118,189,077	—	—	118,189,077
Total Investments	$1,405,727,660	$117,232,656	$—	$1,522,960,316

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $242,835,868 and $170,821,465, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$269,896,475
Aggregate unrealized (depreciation) of investment securities	(115,125,630)
Net unrealized appreciation of investment securities	$154,770,845
Cost of investments for tax purposes is $1,368,189,471.

Invesco European Growth Fund

Invesco Global Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	GLG-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.81%

Australia–1.41%

Amcor Ltd.	877,065	$10,028,924

Brazil–2.05%

BM&FBOVESPA S.A.	1,616,431	9,516,629
Cielo S.A.	447,523	5,072,157
		14,588,786

Canada–3.03%

Cenovus Energy Inc.	298,258	4,269,149
CGI Group Inc. -Class A (a)	222,740	10,813,317
Suncor Energy, Inc.	238,085	6,407,281
		21,489,747

China–3.54%

Baidu, Inc. -ADR(a)	35,629	5,686,388
Kweichow Moutai Co., Ltd. -Class A	185,091	8,725,059
NetEase, Inc. -ADR	52,488	10,721,724
		25,133,171

Denmark–2.23%

Carlsberg A/S -Class B	108,035	10,724,104
Novo Nordisk A/S -Class B	90,325	5,146,186
		15,870,290

France–2.11%

Pernod Ricard S.A.	15,614	1,783,810
Publicis Groupe S.A.	103,227	7,685,127
Schneider Electric S.E.	84,365	5,518,870
		14,987,807

Germany–3.20%

Deutsche Boerse AG	97,507	8,186,855
ProSiebenSat.1 Media SE	147,329	6,734,245
SAP S.E.	88,916	7,793,542
		22,714,642

Hong Kong–3.42%

CK Hutchison Holdings Ltd.	1,034,232	12,104,076
WH Group Ltd. -REGS (b)	15,420,500	12,177,313
		24,281,389

Indonesia–0.65%

PT Bank Mandiri Persero Tbk	5,971,000	4,599,382

Israel–2.56%

Check Point Software Technologies Ltd. (a)	57,632	4,430,748
Teva Pharmaceutical Industries Ltd. -ADR	257,318	13,766,513
		18,197,261

Italy–0.34%

Prada S.p.A.	820,700	2,438,278

	Shares	Value

Japan–4.26%

FANUC Corp.	29,300	$4,896,750
Japan Tobacco, Inc.	217,200	8,478,014
Keyence Corp.	5,600	3,951,088
Toyota Motor Corp.	61,300	3,411,441
Yahoo Japan Corp.	2,158,000	9,516,505
		30,253,798

Mexico–1.08%

Grupo Televisa S.A.B. -ADR	288,332	7,660,981

Singapore–2.05%

Broadcom Ltd.	60,534	9,805,297
United Overseas Bank Ltd.	347,100	4,741,422
		14,546,719

Spain–0.90%

Amadeus IT Holding S.A. -Class A	136,402	6,403,271

Sweden–2.45%

Getinge AB -Class B	383,206	7,769,626
Sandvik AB	333,428	3,573,055
Telefonaktiebolaget LM Ericsson -Class B	813,112	6,062,327
		17,405,008

Switzerland–4.53%

Cie Financiere Richemont S.A.	83,050	5,051,380
Julius Baer Group Ltd.	116,587	4,785,215
Novartis AG	43,179	3,577,460
Roche Holding AG	42,690	10,901,543
Syngenta AG	6,926	2,723,379
UBS Group AG	374,624	5,160,163
		32,199,140

Taiwan–1.96%

Taiwan Semiconductor Manufacturing Co. Ltd.	2,582,428	13,941,159

Thailand–1.08%

Kasikornbank PCL -NVDR	1,350,500	7,681,145

Turkey–0.45%

Akbank T.A.S.	1,234,550	3,181,990

United Kingdom–10.65%

Aberdeen Asset Management PLC	910,919	3,839,115
British American Tobacco PLC	102,663	6,554,026
Compass Group PLC	294,346	5,593,124
Kingfisher PLC	824,880	3,670,790
Lloyds Banking Group PLC	4,173,534	2,935,277
Next PLC	72,588	4,826,617
RELX PLC	642,497	12,200,143
Royal Dutch Shell PLC -Class B	195,687	5,207,462
Sky PLC	818,925	9,974,929
Smith & Nephew PLC	391,056	6,432,088
Unilever N.V.	118,784	5,501,851

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Growth Fund

	Shares	Value

United Kingdom–(continued)

WPP PLC	398,163	$8,946,239
		75,681,661

United States–39.86%

Alphabet Inc. -Class A (a)	12,019	9,511,115
Alphabet Inc. -Class C (a)	8,906	6,846,844
Aon PLC	49,202	5,268,058
Apple Inc.	143,078	14,910,158
BB&T Corp.	198,851	7,331,636
Blue Buffalo Pet Products, Inc. (a)	126,364	3,245,028
Cardinal Health, Inc.	93,160	7,788,176
Celgene Corp. (a)	83,984	9,422,165
Cisco Systems, Inc.	346,896	10,590,735
Citrix Systems, Inc. (a)	121,907	10,865,571
Comcast Corp. -Class A	172,282	11,585,965
Discovery Communications, Inc. -Class A (a)	252,118	6,325,641
Dollar General Corp.	105,722	10,016,102
EMC Corp.	332,740	9,409,887
Expedia, Inc.	45,572	5,315,974
Express Scripts Holding Co. (a)	103,157	7,847,153
First Republic Bank	78,788	5,646,736
Gilead Sciences, Inc.	131,633	10,460,875
IHS Markit Ltd. (a)	188,076	6,533,771
Ingersoll-Rand PLC	120,219	7,965,711
JPMorgan Chase & Co.	125,789	8,046,722
Kansas City Southern	73,499	7,063,989
Las Vegas Sands Corp.	154,109	7,805,621
Macy’s, Inc.	91,332	3,272,426
Mattel, Inc.	303,380	10,126,824
Mead Johnson Nutrition Co.	100,531	8,967,365
Microsoft Corp.	149,386	8,467,198
Newell Brands, Inc.	262,705	13,781,504
Nielsen Holdings PLC	170,345	9,174,782
Occidental Petroleum Corp.	71,766	5,363,073
Priceline Group Inc. (The) (a)	7,514	10,149,986
PTC Inc. (a)	131,167	5,211,265
Schlumberger Ltd.	77,611	6,249,238
Scripps Networks Interactive Inc. -Class A	121,654	8,036,463
Urban Outfitters, Inc. (a)	152,875	4,570,963
		283,174,720
Total Common Stocks & Other Equity Interests (Cost $569,010,851)		666,459,269

Money Market Funds–6.13%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	21,759,117	21,759,117
Premier Portfolio –Institutional Class, 0.36% (c)	21,759,116	21,759,116
Total Money Market Funds (Cost $43,518,233)		43,518,233
TOTAL INVESTMENTS–99.94% (Cost $612,529,084)		709,977,502
OTHER ASSETS LESS LIABILITIES–0.06%		437,009
NET ASSETS–100.00%		$710,414,511

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REGS	—Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 1.71% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Global Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco Global Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $4,741,422 and from Level 2 to Level 1 of $174,942,340, due to foreign fair value adjustments.

                                 Invesco Global Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$10,028,924	$—	$10,028,924
Brazil	14,588,786	—	—	14,588,786
Canada	21,489,747	—	—	21,489,747
China	16,408,112	8,725,059	—	25,133,171
Denmark	15,870,290	—	—	15,870,290
France	14,987,807	—	—	14,987,807
Germany	22,714,642	—	—	22,714,642
Hong Kong	12,104,076	12,177,313	—	24,281,389
Indonesia	4,599,382	—	—	4,599,382
Israel	18,197,261	—	—	18,197,261
Italy	2,438,278	—	—	2,438,278
Japan	—	30,253,798	—	30,253,798
Mexico	7,660,981	—	—	7,660,981
Singapore	9,805,297	4,741,422	—	14,546,719
Spain	6,403,271	—	—	6,403,271
Sweden	17,405,008	—	—	17,405,008
Switzerland	32,199,140	—	—	32,199,140
Taiwan	13,941,159	—	—	13,941,159
Thailand	—	7,681,145	—	7,681,145
Turkey	3,181,990	—	—	3,181,990
United Kingdom	70,474,199	5,207,462	—	75,681,661
United States	326,692,953	—	—	326,692,953
Total Investments	$631,162,379	$78,815,123	$—	$709,977,502

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $66,353,235 and $46,285,048, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$108,258,674
Aggregate unrealized (depreciation) of investment securities	(11,143,818)
Net unrealized appreciation of investment securities	$97,114,856
Cost of investments for tax purposes is $612,862,646.

                                 Invesco Global Growth Fund

Invesco Global Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	GLOPP-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.51%

Brazil–4.05%

EZ Tec Empreendimentos e Participacoes S.A.	115,158	$632,170

Canada–2.68%

PrairieSky Royalty Ltd.	21,485	418,100

China–1.54%

NetEase, Inc. -ADR	1,178	240,630

France–6.72%

Airbus Group SE	8,857	521,079
Legrand S.A.	9,593	529,207
		1,050,286

Germany–8.76%

Bayer AG	6,568	706,451
Volkswagen AG -Preference Shares	4,707	661,924
		1,368,375

Hong Kong–6.94%

CK Hutchison Holdings Ltd.	26,180	306,396
Standard Chartered PLC	97,564	777,781
		1,084,177

Indonesia–1.36%

PT Bank Rakyat Indonesia (Persero) Tbk	241,400	212,182

Norway–2.50%

Statoil ASA	24,627	391,192

Sweden–1.95%

Lundin Petroleum AB (a)	18,375	304,060

Switzerland–3.26%

LafargeHolcim Ltd.	1	40
Novartis AG	6,149	509,456
		509,496

United Kingdom–23.68%

Booker Group PLC	106,962	246,275
DS Smith PLC	74,007	384,081
Essentra PLC	71,800	460,795
Howden Joinery Group PLC	37,228	212,812
London Stock Exchange Group PLC	11,612	426,395
Rolls-Royce Holdings PLC	66,764	698,815
Royal Dutch Shell PLC -Class A	21,410	557,549
Tesco PLC (a)	174,502	360,219
Thomas Cook Group PLC (a)	407,853	350,799
		3,697,740

	Shares	Value

United States–36.07%

American Express Co.	7,067	$455,539
Berkshire Hathaway Inc. -Class B (a)	2,919	421,124
Citigroup Inc.	15,423	675,682
First Republic Bank	7,649	548,204
JPMorgan Chase & Co.	13,608	870,504
Las Vegas Sands Corp.	7,060	357,589
Markel Corp. (a)	188	178,365
MasterCard, Inc. -Class A	5,377	512,106
Monsanto Co.	1,333	142,324
S&P Global Inc.	2,070	252,954
Samsonite International S.A.	106,200	301,207
Union Pacific Corp.	3,827	356,102
United Technologies Corp.	5,213	561,179
		5,632,879
TOTAL INVESTMENTS–99.51% (Cost $15,183,427)		15,541,287
OTHER ASSETS LESS LIABILITIES–0.49%		77,005
NET ASSETS–100.00%		$15,618,292

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Global Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

                                 Invesco Global Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 2 to Level 1 of $4,813,269 due to foreign fair value adjustments.

                                 Invesco Global Opportunities Fund

	Level 1	Level 2	Level 3	Total
Brazil	$632,170	$—	$—	$632,170
Canada	418,100	—	—	418,100
China	240,630	—	—	240,630
France	1,050,286	—	—	1,050,286
Germany	1,368,375	—	—	1,368,375
Hong Kong	1,084,177	—	—	1,084,177
Indonesia	212,182	—	—	212,182
Norway	—	391,192	—	391,192
Sweden	304,060	—	—	304,060
Switzerland	509,496	—	—	509,496
United Kingdom	3,140,191	557,549	—	3,697,740
United States	5,331,672	301,207	—	5,632,879
Total Investments	$14,291,339	$1,249,948	$—	$15,541,287

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $8,078,245 and $11,670,197, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,081,536
Aggregate unrealized (depreciation) of investment securities	(1,033,030)
Net unrealized appreciation of investment securities	$48,506
Cost of investments for tax purposes is $15,492,781.

                                 Invesco Global Opportunities Fund

Invesco Global Responsibility Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	GLRE-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.27%

Australia–3.94%

Cochlear Ltd.	284	$28,680
Medibank Private Ltd.	6,618	15,401
		44,081

Canada–5.94%

Barrick Gold Corp.	1,148	25,066
Canadian Imperial Bank of Commerce	121	9,192
Dollarama Inc.	376	27,799
Power Financial Corp.	95	2,197
Toronto-Dominion Bank (The)	50	2,178
		66,432

Germany–6.33%

adidas AG	176	28,872
HOCHTIEF AG	320	41,941
		70,813

Ireland–2.93%

Experian PLC	1,675	32,737

Italy–1.18%

Recordati S.p.A.	409	13,263

Japan–5.98%

Asahi Glass Co., Ltd.	1,000	5,728
Ibiden Co., Ltd.	200	2,551
Iida Group Holdings Co., Ltd.	1,500	29,794
Mitsui O.S.K. Lines, Ltd.	1,000	2,126
mixi, Inc.	600	21,697
NSK Ltd.	600	5,046
		66,942

Spain–1.58%

Industria de Diseno Textil, S.A.	448	15,495
Mediaset Espana Comunicacion S.A.	186	2,137
		17,632

Sweden–2.07%

Electrolux AB -Series B	487	13,192
Intrum Justitia AB	311	9,980
		23,172

Switzerland–7.45%

Actelion Ltd.	106	18,800
Georg Fischer AG	38	30,994
Lonza Group AG	178	33,554
		83,348

	Shares	Value

United Kingdom–3.13%

Berendsen PLC	1,211	$20,463
Informa PLC	227	2,145
Reckitt Benckiser Group PLC	22	2,131
RELX PLC	116	2,203
Subsea 7 S.A. (a)	753	8,054
		34,996

United States–52.74%

Aflac, Inc.	570	41,200
American Express Co.	35	2,256
Annaly Capital Management Inc. REIT	3,500	38,430
Apple Inc.	108	11,255
Best Buy Co., Inc.	748	25,133
Biogen Inc. (a)	7	2,029
Campbell Soup Co.	272	16,937
CBS Corp. -Class B	53	2,768
Cisco Systems, Inc.	1,000	30,530
Citigroup Inc.	1,000	43,810
Crown Holdings, Inc. (a)	41	2,172
Discover Financial Services	39	2,217
Expeditors International of Washington, Inc.	42	2,076
Facebook Inc. -Class A (a)	19	2,355
Ford Motor Co.	163	2,064
Gilead Sciences, Inc.	400	31,788
HP Inc.	2,969	41,596
Intel Corp.	1,300	45,318
Interpublic Group of Cos., Inc. (The)	412	9,501
JM Smucker Co. (The)	163	25,128
Johnson & Johnson	416	52,096
JPMorgan Chase & Co.	683	43,691
Navient Corp.	1,295	18,389
Nuance Communications, Inc. (a)	943	15,154
Procter & Gamble Co. (The)	261	22,339
QUALCOMM, Inc.	228	14,268
Synchrony Financial (a)	77	2,147
Tyson Foods, Inc. -Class A	127	9,347
Unum Group	67	2,238
VeriSign, Inc. (a)	281	24,337
Voya Financial, Inc.	85	2,178
Waste Management, Inc.	80	5,290
		590,037
Total Common Stocks & Other Equity Interests (Cost $989,484)		1,043,453

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Responsibility Equity Fund

	Shares	Value

Money Market Funds–6.98%
Liquid Assets Portfolio –Institutional Class, 0.40% (b)	39,045	$39,045
Premier Portfolio –Institutional Class, 0.37% (b)	39,045	39,045
Total Money Market Funds (Cost $78,090)		78,090
TOTAL INVESTMENTS–100.25% (Cost $1,067,574)		1,121,543
OTHER ASSETS LESS LIABILITIES–(0.25)%		(2,789)
NET ASSETS–100.00%		$1,118,754

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Responsibility Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Global Responsibility Equity Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Global Responsibility Equity Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$44,081	$—	$44,081
Canada	66,432	—	—	66,432
Germany	70,813	—	—	70,813
Ireland	32,737	—	—	32,737
Italy	13,263	—	—	13,263
Japan	21,697	45,245	—	66,942
Spain	17,632	—	—	17,632
Sweden	23,172	—	—	23,172
Switzerland	83,348	—	—	83,348
United Kingdom	34,996	—	—	34,996
United States	668,127	—	—	668,127
Total Investments	$1,032,217	$89,326	$—	$1,121,543

Invesco Global Responsibility Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period July 1, 2016 (commencement date) through July 31, 2016 was $1,078,907and $99,250, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$56,723
Aggregate unrealized (depreciation) of investment securities	(2,754)
Net unrealized appreciation of investment securities	$53,969
Cost of investments is the same for tax and financial reporting purposes.

                                 Invesco Global Responsibility Equity Fund

Invesco Global Small & Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	GSMG-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.70%

Australia–0.89%

Computershare Ltd.	706,036	$4,774,078

Brazil–5.47%

BM&FBOVESPA S.A.	565,000	3,326,399
BR Malls Participacoes S.A. (a)	1,248,520	5,413,783
CETIP S.A. - Mercados Organizados	670,565	8,948,450
Cielo S.A.	1,018,970	11,548,850
		29,237,482

Canada–6.80%

Celestica Inc. (a)	533,000	5,902,493
Fairfax Financial Holdings Ltd.	20,671	11,081,682
Onex Corp.	167,223	10,379,800
Open Text Corp.	90,310	5,502,634
TransForce, Inc.	180,000	3,527,628
		36,394,237

China–4.58%

Fuyao Glass Industry Group Co., Ltd. -Class A	1,140,926	2,825,232
Lee & Man Paper Manufacturing Ltd.	18,034,000	13,900,201
NetEase, Inc. -ADR	38,128	7,788,407
		24,513,840

Colombia–0.60%

Gran Tierra Energy Inc. (a)	1,149,433	3,186,634

France–0.74%

Bollore S.A.	1,096,700	3,969,613

Germany–4.43%

Deutsche Boerse AG	151,855	12,750,006
MorphoSys AG (a)	157,821	6,986,240
MTU Aero Engines AG	39,000	3,984,688
		23,720,934

Hong Kong–5.50%

Hongkong Land Holdings Ltd.	1,992,100	12,806,825
WH Group Ltd. -REGS (b)	21,039,000	16,614,151
		29,420,976

Indonesia–0.73%

PT Perusahaan Gas Negara Persero Tbk	15,437,600	3,881,337

Ireland–0.92%

Origin Enterprises PLC	818,004	4,938,706

Israel–1.52%

Israel Chemicals Ltd.	701,043	2,836,539
Israel Discount Bank Ltd. -Class A (a)	3,086,000	5,318,294
		8,154,833

	Shares	Value

Japan–1.50%

EXEDY Corp.	339,300	$8,016,791

Netherlands–0.56%

NXP Semiconductors N.V. (a)	35,672	2,999,658

Philippines–1.18%

Energy Development Corp.	50,672,100	6,308,421

Switzerland–1.44%

Aryzta AG	53,262	2,003,095
Tecan Group AG	35,536	5,712,453
		7,715,548

Turkey–2.93%

Haci Omer Sabanci Holding A.S.	2,639,111	7,871,087
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	7,802,102
		15,673,189

United Kingdom–24.42%

Aberdeen Asset Management PLC	1,170,542	4,933,309
Compass Group PLC	225,574	4,286,328
DCC PLC	308,961	27,575,762
HomeServe PLC	1,099,489	8,147,433
IG Group Holdings PLC	1,244,518	14,574,255
Informa PLC	1,064,791	10,060,151
John Wood Group PLC	680,000	5,961,924
Jupiter Fund Management PLC	958,750	5,358,845
Lancashire Holdings Ltd.	637,330	5,081,165
Micro Focus International PLC	861,607	22,072,752
Savills PLC	689,358	6,376,229
Smiths Group PLC	227,956	3,809,748
UBM PLC	333,198	2,960,672
Ultra Electronics Holdings PLC	225,074	5,095,857
William Hill PLC	1,019,541	4,315,795
		130,610,225

United States–28.49%

Acuity Brands, Inc.	10,405	2,730,584
Advance Auto Parts, Inc.	25,660	4,358,608
Affiliated Managers Group, Inc. (a)	10,765	1,580,087
Allegion PLC	58,659	4,246,325
Amphenol Corp. -Class A	72,333	4,305,260
Boston Scientific Corp. (a)	189,912	4,611,063
Brunswick Corp.	92,267	4,578,289
Burlington Stores, Inc. (a)	79,230	6,061,887
Cadence Design Systems, Inc. (a)	179,295	4,312,045
Carlisle Cos. Inc.	43,323	4,474,833
Centene Corp. (a)	62,092	4,380,591
Cheniere Energy, Inc. (a)	40,588	1,697,796
Cinemark Holdings, Inc.	89,629	3,370,050
Constellation Brands, Inc. -Class A	21,331	3,511,723
CoreSite Realty Corp.	28,189	2,326,438
CoStar Group Inc. (a)	15,240	3,168,396

See accompanying notes which are an integral part of this schedule.

                                  Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United States–(continued)

D.R. Horton, Inc.	45,645	$1,500,808
Diamondback Energy Inc. (a)	19,540	1,715,417
Dollar Tree, Inc. (a)	24,900	2,397,621
E*TRADE Financial Corp. (a)	43,816	1,098,905
Electronic Arts Inc. (a)	20,862	1,592,188
F5 Networks, Inc. (a)	14,684	1,812,299
Fidelity National Information Services, Inc.	42,371	3,369,766
Foot Locker, Inc.	20,794	1,239,738
Gartner, Inc. (a)	21,573	2,162,693
Harman International Industries, Inc.	21,411	1,769,405
Hologic, Inc. (a)	81,165	3,124,041
Intercontinental Exchange, Inc.	20,744	5,480,565
Lennox International Inc.	28,262	4,431,482
Masco Corp.	133,293	4,862,529
Medivation Inc. (a)	54,192	3,467,746
Monster Beverage Corp. (a)	11,557	1,856,401
Newell Brands, Inc.	37,516	1,968,089
Pacira Pharmaceuticals, Inc. (a)	23,942	867,898
Palo Alto Networks, Inc. (a)	13,698	1,792,931
PPG Industries, Inc.	47,721	4,996,866
Qorvo, Inc. (a)	23,674	1,496,907
S&P Global Inc.	23,456	2,866,323
SBA Communications Corp. -Class A (a)	26,361	3,031,515
Skechers U.S.A., Inc. -Class A (a)	53,163	1,276,975
Stanley Black & Decker Inc.	43,090	5,244,053
Team Health Holdings, Inc. (a)	31,200	1,274,208
Tractor Supply Co.	44,497	4,078,150
Tyler Technologies, Inc. (a)	20,172	3,288,439
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	9,124	2,383,280
VCA Inc. (a)	45,745	3,263,448
Vulcan Materials Co.	23,776	2,947,749
VWR Corp. (a)	135,626	4,247,806
WhiteWave Foods Co. (The) (a)	67,658	3,754,342
Zayo Group Holdings, Inc. (a)	72,018	2,038,109
		152,412,667
Total Common Stocks & Other Equity Interests (Cost $355,301,660)		495,929,169

	Shares	Value

Money Market Funds–7.29%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	19,500,223	$19,500,223
Premier Portfolio –Institutional Class, 0.36% (c)	19,500,224	19,500,224
Total Money Market Funds (Cost $39,000,447)		39,000,447
TOTAL INVESTMENTS–99.99% (Cost $394,302,107)		534,929,616
OTHER ASSETS LESS LIABILITIES–0.01%		28,106
NET ASSETS–100.00%		$534,957,722

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2016 represented 3.11% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                  Invesco Global Small & Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                  Invesco Global Small & Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                  Invesco Global Small & Mid Cap Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $20,731,013 and from Level 2 to Level 1 of $106,325,753, due to foreign fair value adjustments.

                                 Invesco Global Small & Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$4,774,078	$—	$4,774,078
Brazil	29,237,482	—	—	29,237,482
Canada	36,394,237	—	—	36,394,237
China	24,513,840	—	—	24,513,840
Colombia	3,186,634	—	—	3,186,634
France	3,969,613	—	—	3,969,613
Germany	23,720,934	—	—	23,720,934
Hong Kong	—	29,420,976	—	29,420,976
Indonesia	—	3,881,337	—	3,881,337
Ireland	4,938,706	—	—	4,938,706
Israel	—	8,154,833	—	8,154,833
Japan	—	8,016,791	—	8,016,791
Netherlands	2,999,658	—	—	2,999,658
Philippines	6,308,421	—	—	6,308,421
Switzerland	7,715,548	—	—	7,715,548
Turkey	7,871,087	7,802,102	—	15,673,189
United Kingdom	124,648,301	5,961,924	—	130,610,225
United States	191,413,114	—	—	191,413,114
Total Investments	$466,917,575	$68,012,041	$—	$534,929,616

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $82,086,384 and $108,878,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$159,092,840
Aggregate unrealized (depreciation) of investment securities	(19,538,205)
Net unrealized appreciation of investment securities	$139,554,635
Cost of investments for tax purposes is $395,374,981.

                                  Invesco Global Small & Mid Cap Growth Fund

Invesco International Companies Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	ICO-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.52%

Belgium–5.61%

Anheuser-Busch InBev SA/NV	19,934	$2,569,256
Groupe Bruxelles Lambert S.A.	10,868	916,626
		3,485,882

Brazil–4.46%

Cielo S.A.	113,380	1,285,032
Localiza Rent a Car S.A.	119,444	1,484,531
		2,769,563

China–17.39%

Alibaba Group Holding Ltd. -ADR(a)	20,126	1,659,993
Baidu, Inc. -ADR(a)	5,472	873,331
Chongqing Rural Commercial Bank Co., Ltd. -Class H	2,009,000	1,055,655
Fosun International Ltd.	1,641,500	2,151,850
Kweichow Moutai Co., Ltd. -Class A	43,501	2,050,606
New Oriental Education & Technology Group, Inc. -ADR	28,450	1,253,507
Sinopharm Group Co. Ltd. -Class H	362,400	1,761,868
		10,806,810

Denmark–1.98%

DSV A/S	27,646	1,230,669

France–6.99%

Bureau Veritas S.A.	78,467	1,704,290
Edenred	72,404	1,641,803
Publicis Groupe S.A.	13,389	996,795
		4,342,888

Germany–2.55%

Carl Zeiss Meditec AG	14,137	527,822
Henkel AG & Co. KGaA	9,747	1,057,971
		1,585,793

Hong Kong–3.67%

AIA Group Ltd.	220,000	1,367,213
Sands China Ltd.	238,800	914,763
		2,281,976

Ireland–3.24%

Experian PLC	103,014	2,013,346

Japan–8.04%

Japan Tobacco, Inc.	37,300	1,455,939
MISUMI Group Inc.	59,500	1,092,062
SMC Corp.	3,500	915,933
SoftBank Group Corp.	27,800	1,534,653
		4,998,587

	Shares	Value

Luxembourg–1.60%

L’Occitane International S.A.	476,750	$995,482

Russia–1.59%

Magnit PJSC	6,400	990,298

South Korea–6.06%

AMOREPACIFIC Corp. -Preference Shares	4,936	991,395
Samsung Electronics Co., Ltd. -Preference Shares	2,457	2,774,499
		3,765,894

Switzerland–3.61%

Nestle S.A.	18,293	1,466,535
Sonova Holding AG	5,668	776,631
		2,243,166

United Kingdom–21.37%

Abcam PLC	54,922	555,968
Aggreko PLC	65,965	1,122,526
Diageo PLC	55,428	1,584,996
Electrocomponents PLC	225,574	875,175
Howden Joinery Group PLC	273,203	1,561,748
Liberty Global PLC -Series A (a)	49,307	1,563,525
Liberty Global PLC LiLAC -Series A (a)	4,917	168,891
Reckitt Benckiser Group PLC	11,932	1,156,072
Rolls-Royce Holdings PLC	81,412	852,132
Rotork PLC	553,822	1,594,671
Spirax-Sarco Engineering PLC	12,033	634,200
Unilever N.V.	34,769	1,610,434
		13,280,338

United States–6.36%

Accenture PLC -Class A	12,108	1,365,904
IHS Markit Ltd. (a)	39,429	1,369,763
Nielsen Holdings PLC	22,604	1,217,451
		3,953,118
Total Common Stocks & Other Equity Interests (Cost $50,561,097)		58,743,810

Money Market Funds–6.06%

Liquid Assets Portfolio –Institutional Class, 0.40% (b)	1,883,961	1,883,961
Premier Portfolio –Institutional Class, 0.36% (b)	1,883,961	1,883,961
Total Money Market Funds (Cost $3,767,922)		3,767,922
TOTAL INVESTMENTS–100.58% (Cost $54,329,019)		62,511,732
OTHER ASSETS LESS LIABILITIES–(0.58)%		(359,193)
NET ASSETS–100.00%		$62,152,539

See accompanying notes which are an integral part of this schedule.

                                 Invesco International Companies Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco International Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                             Invesco International Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

                                 Invesco International Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Belgium	$3,485,882	$—	$—	$3,485,882
Brazil	2,769,563	—	—	2,769,563
China	3,786,831	7,019,979	—	10,806,810
Denmark	1,230,669	—	—	1,230,669
France	4,342,888	—	—	4,342,888
Germany	1,585,793	—	—	1,585,793
Hong Kong	—	2,281,976	—	2,281,976
Ireland	2,013,346	—	—	2,013,346
Japan	—	4,998,587	—	4,998,587
Luxembourg	995,482	—	—	995,482
Russia	990,298	—	—	990,298
South Korea	3,765,894	—	—	3,765,894
Switzerland	2,243,166	—	—	2,243,166
United Kingdom	13,280,338	—	—	13,280,338
United States	7,721,040	—	—	7,721,040
Total Investments	$48,211,190	$14,300,542	$—	$62,511,732

                                 Invesco International Companies Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 21, 2015 (commencement date) through July 31, 2016 was $58,765,244 and $9,315,765, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,581,411
Aggregate unrealized (depreciation) of investment securities	(398,698)
Net unrealized appreciation of investment securities	$8,182,713
Cost of investments is the same for tax and financial reporting purposes.

                                 Invesco International Companies Fund

Invesco International Core Equity Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	I-ICE-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.40%

Australia–2.26%

Australia and New Zealand Banking Group Ltd.	109,196	$2,136,255

Canada–4.56%

Intact Financial Corp.	11,083	794,377
Peyto Exploration & Development Corp.	25,063	712,110
Suncor Energy, Inc.	40,540	1,091,002
Toronto-Dominion Bank (The)	23,709	1,032,973
Vermilion Energy, Inc.	20,445	681,109
		4,311,571

China–1.14%

Baidu, Inc. -ADR(a)	6,731	1,074,268

Finland–1.13%

Sampo Oyj -Class A	25,653	1,063,027

France–8.69%

Criteo S.A. -ADR(a)	17,755	784,594
Danone	24,479	1,884,822
Europcar Groupe S.A. -REGS (a)(b)	80,299	662,984
LVMH Moet Hennessy Louis Vuitton S.E.	10,619	1,820,927
Publicis Groupe S.A.	22,458	1,671,971
Rexel S.A.	66,940	994,850
Sanofi	4,565	388,592
		8,208,740

Germany–5.27%

Bayer AG	16,255	1,748,380
Muenchener Rueckversicherungs-Gesellschaft AG	11,079	1,847,791
SAP S.E.	15,776	1,382,776
		4,978,947

Hong Kong–2.03%

AIA Group Ltd.	256,800	1,595,910
AIA Group Ltd. -ADR	13,032	323,715
		1,919,625

Ireland–1.29%

Ryanair Holdings PLC -ADR	17,276	1,222,623

Israel–2.26%

Teva Pharmaceutical Industries Ltd. -ADR	39,812	2,129,942

Italy–1.06%

Ferrari N.V.	22,083	998,281

Japan–17.20%

ASICS Corp.	52,800	970,056
Hitachi, Ltd.	350,000	1,599,213
Honda Motor Co., Ltd.	58,300	1,592,222
KDDI Corp.	83,900	2,555,101

	Shares	Value

Japan–(continued)

Keyence Corp.	1,100	$776,107
Komatsu Ltd.	67,793	1,315,953
Mitsubishi Estate Co. Ltd.	53,000	986,013
Mitsui O.S.K. Lines, Ltd.	246,000	523,042
NTT DOCOMO, Inc.	50,800	1,378,362
ORIX Corp.	76,400	1,068,475
Rakuten Inc.	111,800	1,264,824
Toyota Motor Corp.	39,900	2,220,497
		16,249,865

Netherlands–8.01%

GrandVision N.V. -REGS (b)	46,952	1,277,754
ING Groep N.V.	195,680	2,182,647
Koninklijke DSM N.V.	25,069	1,604,619
Koninklijke Philips N.V.	55,969	1,493,425
Randstad Holding N.V.	23,318	1,003,021
		7,561,466

Singapore–1.70%

DBS Group Holdings Ltd.	138,760	1,602,334

Sweden–3.39%

Sandvik AB	99,460	1,065,826
Svenska Handelsbanken AB -Class A	177,374	2,134,988
		3,200,814

Switzerland–9.62%

ABB Ltd.	78,857	1,676,077
Novartis AG -ADR	28,394	2,364,084
Roche Holding AG	8,641	2,206,611
TE Connectivity Ltd.	16,959	1,022,289
UBS Group AG	132,131	1,820,005
		9,089,066

Taiwan–3.30%

Taiwan Semiconductor Manufacturing Co. Ltd.	577,000	3,114,917

United Kingdom–21.10%

British American Tobacco PLC	15,747	1,005,292
Delphi Automotive PLC	23,708	1,607,877
Diageo PLC	76,903	2,199,075
Imperial Brands PLC	16,065	846,813
Kingfisher PLC	208,521	927,937
Liberty Global PLC -Series A (a)	56,455	1,790,188
Liberty Global PLC LiLAC -Series A (a)	15,158	520,677
Liberty Global PLC LiLAC -Series C (a)	3,039	106,365
Meggitt PLC	147,857	857,150
Rio Tinto PLC	21,225	691,336
Royal Dutch Shell PLC -Class A -ADR	46,662	2,416,625
Smiths Group PLC	88,477	1,478,685
Spectris PLC	23,086	574,007
St. James’s Place PLC	177,102	2,170,083
Vodafone Group PLC -ADR	88,479	2,734,001
		19,926,111

See accompanying notes which are an integral part of this schedule.

                                 Invesco International Core Equity Fund

	Shares	Value

United States–4.39%

Aon PLC	12,052	$1,290,408
Chubb Ltd.	6,219	778,992
Shire PLC -ADR	10,688	2,074,754
		4,144,154
Total Common Stocks & Other Equity Interests (Cost $98,951,206)		92,932,006

Money Market Funds–1.27%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	601,285	601,285
Premier Portfolio –Institutional Class, 0.36% (c)	601,285	601,285
Total Money Market Funds (Cost $1,202,570)		1,202,570
TOTAL INVESTMENTS–99.67% (Cost $100,153,776)		94,134,576
OTHER ASSETS LESS LIABILITIES–0.33%		313,225
NET ASSETS–100.00%		$94,447,801

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2016 was $1,940,738, which represented 2.05% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco International Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco International Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco International Core Equity Fund

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $1,602,334 and from Level 2 to Level 1 of $26,659,954, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$2,136,255	$—	$2,136,255
Canada	4,311,571	—	—	4,311,571
China	1,074,268	—	—	1,074,268
Finland	1,063,027	—	—	1,063,027
France	8,208,740	—	—	8,208,740
Germany	4,978,947	—	—	4,978,947
Hong Kong	323,715	1,595,910	—	1,919,625
Ireland	1,222,623	—	—	1,222,622
Israel	2,129,942	—	—	2,129,942
Italy	998,281	—	—	998,281
Japan	—	16,249,865	—	16,249,866
Netherlands	5,378,819	2,182,647	—	7,561,466
Singapore	—	1,602,334	—	1,602,334
Sweden	3,200,814	—	—	3,200,814
Switzerland	9,089,066	—	—	9,089,066
Taiwan	3,114,917	—	—	3,114,917
United Kingdom	19,926,111	—	—	19,926,111
United States	5,346,724	—	—	5,346,724
Total Investments	$70,367,565	$23,767,011	$—	$94,134,576

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $29,188,191 and $48,407,381, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,360,575
Aggregate unrealized (depreciation) of investment securities	(11,829,408)
Net unrealized appreciation (depreciation) of investment securities	$(6,468,833)
Cost of investments for tax purposes is $100,603,409.

                                 Invesco International Core Equity Fund

Invesco International Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	IGR-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.16%

Australia–4.15%

Amcor Ltd.	16,139,632	$184,550,900
Brambles Ltd.	7,345,253	75,195,809
CSL Ltd.	1,117,548	100,379,965
		360,126,674

Brazil–1.74%

BM&FBOVESPA S.A.	25,659,402	151,067,998

Canada–8.04%

Canadian National Railway Co.	1,309,821	83,028,056
Cenovus Energy Inc.	5,030,063	71,998,375
CGI Group Inc. -Class A (a)	4,576,410	222,170,117
Fairfax Financial Holdings Ltd.	203,485	109,087,907
Great-West Lifeco Inc.	2,586,002	67,157,823
Suncor Energy, Inc.	5,350,522	143,991,839
		697,434,117

China–3.06%

Baidu, Inc. –ADR (a)	675,674	107,837,570
Kweichow Moutai Co., Ltd. -Class A	3,351,075	157,967,307
		265,804,877

Denmark–2.84%

Carlsberg A/S -Class B	1,722,481	170,982,236
Novo Nordisk A/S -Class B	1,327,801	75,650,274
		246,632,510

France–3.73%

Pernod Ricard S.A.	185,108	21,147,528
Publicis Groupe S.A.	2,672,098	198,934,516
Schneider Electric S.E.	1,577,336	103,183,930
		323,265,974

Germany–8.79%

Allianz S.E.	1,025,339	147,054,278
Deutsche Boerse AG	2,249,373	188,861,212
Deutsche Post AG	2,947,496	87,939,771
ProSiebenSat.1 Media SE	2,760,060	126,159,269
SAP S.E.	2,424,110	212,474,741
		762,489,271

Hong Kong–3.40%

CK Hutchison Holdings Ltd.	16,644,323	194,795,902
Galaxy Entertainment Group Ltd.	30,134,090	100,554,966
		295,350,868

Israel–2.59%

Teva Pharmaceutical Industries Ltd. -ADR	4,207,324	225,091,834

	Shares	Value

Japan–7.64%

Denso Corp.	1,291,747	$50,198,463
FANUC Corp.	434,912	72,684,484
Japan Tobacco, Inc.	3,855,000	150,473,029
Keyence Corp.	92,027	64,929,785
Komatsu Ltd.	4,326,728	83,987,606
Toyota Motor Corp.	1,175,130	65,397,816
Yahoo Japan Corp.	39,647,900	174,842,194
		662,513,377

Mexico–2.55%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	847,384	75,840,868
Grupo Televisa S.A.B. -ADR	5,466,951	145,256,888
		221,097,756

Netherlands–0.42%

Wolters Kluwer N.V.	855,143	35,966,550

Singapore–3.48%

Broadcom Ltd.	1,220,395	197,679,582
United Overseas Bank Ltd.	7,610,266	103,957,013
		301,636,595

South Korea–0.77%

Samsung Electronics Co., Ltd.	48,754	66,978,867

Spain–1.35%

Amadeus IT Holding S.A. -Class A	2,496,840	117,211,933

Sweden–4.42%

Getinge AB -Class B	4,607,097	93,410,383
Investor AB -Class B	4,347,281	149,766,096
Sandvik AB	4,674,159	50,088,859
Telefonaktiebolaget LM Ericsson -Class B	12,143,643	90,539,478
		383,804,816

Switzerland–6.74%

Cie Financiere Richemont S.A.	1,228,449	74,718,395
Julius Baer Group Ltd.	2,652,660	108,876,202
Novartis AG	728,307	60,341,572
Roche Holding AG	724,857	185,103,289
Syngenta AG	98,830	38,861,033
UBS Group AG	8,477,155	116,766,425
		584,666,916

Taiwan–2.44%

Taiwan Semiconductor Manufacturing Co. Ltd.	39,249,887	211,889,324

Thailand–1.61%

Kasikornbank PCL -NVDR	24,496,900	139,329,328

Turkey–0.95%

Akbank T.A.S.	31,919,563	82,271,046

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

	Shares	Value

United Kingdom–20.45%

Aberdeen Asset Management PLC	16,113,208	$67,909,941
British American Tobacco PLC	2,744,541	175,212,036
Compass Group PLC	7,817,982	148,556,278
Informa PLC	9,459,818	89,376,408
Kingfisher PLC	16,463,835	73,265,543
Lloyds Banking Group PLC	114,831,962	80,762,166
Next PLC	1,511,147	100,481,170
RELX PLC	13,636,226	258,933,352
Royal Dutch Shell PLC -Class B	4,168,590	110,931,098
Sky PLC	21,889,120	266,620,782
Smith & Nephew PLC	5,196,328	85,469,190
Unilever N.V.	2,560,054	118,576,875
WPP PLC	8,804,579	197,828,193
		1,773,923,032
Total Common Stocks & Other Equity Interests (Cost $6,379,599,789)		7,908,553,663

	Shares	Value

Money Market Funds–8.15%

Liquid Assets Portfolio –Institutional Class, 0.40% (b)	353,662,236	$353,662,236
Premier Portfolio –Institutional Class, 0.36% (b)	353,662,235	353,662,235
Total Money Market Funds (Cost $707,324,471)		707,324,471
TOTAL INVESTMENTS–99.31% (Cost $7,086,924,260)		8,615,878,134
OTHER ASSETS LESS LIABILITIES–0.69%		60,159,795
NET ASSETS–100.00%		$8,676,037,929

Investment Abbreviations:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

                                 Invesco International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $179,152,822 and from Level 2 to Level 1 of $3,522,067,273, due to foreign fair value adjustments.

                                 Invesco International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$360,126,674	$—	$360,126,674
Brazil	151,067,998	—	—	151,067,998
Canada	697,434,117	—	—	697,434,117
China	107,837,570	157,967,307	—	265,804,877
Denmark	246,632,510	—	—	246,632,510
France	323,265,974	—	—	323,265,974
Germany	762,489,271	—	—	762,489,271
Hong Kong	194,795,902	100,554,966	—	295,350,868
Israel	225,091,834	—	—	225,091,834
Japan	—	662,513,377	—	662,513,377
Mexico	221,097,756	—	—	221,097,756
Netherlands	35,966,550	—	—	35,966,550
Singapore	197,679,582	103,957,013	—	301,636,595
South Korea	66,978,867	—	—	66,978,867
Spain	117,211,933	—	—	117,211,933
Sweden	383,804,816	—	—	383,804,816
Switzerland	584,666,916	—	—	584,666,916
Taiwan	211,889,324	—	—	211,889,324
Thailand	—	139,329,328	—	139,329,328
Turkey	82,271,046	—	—	82,271,046
United Kingdom	1,662,991,934	110,931,098	—	1,773,923,032
United States	707,324,471	—	—	707,324,471
Total Investments	$6,980,498,371	$1,635,379,763	$—	$8,615,878,134

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $822,370,144 and $1,284,982,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,831,188,684
Aggregate unrealized (depreciation) of investment securities	(360,344,678)
Net unrealized appreciation of investment securities	$1,470,844,006
Cost of investments for tax purposes is $7,145,034,128.

                                 Invesco International Growth Fund

Invesco Select Opportunities Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	SOPP-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–86.76%

Brazil–8.73%

Arcos Dorados Holdings, Inc. -Class A (a)	438,029	$2,400,399
CETIP S.A. - Mercados Organizados	111,416	1,486,806
		3,887,205

China–3.36%

Hollysys Automation Technologies Ltd. (a)	76,415	1,496,970

France–6.78%

Ipsos	37,559	1,237,307
Vicat S.A.	29,863	1,782,618
		3,019,925

Hong Kong–0.35%

Clear Media Ltd.	169,000	154,223

Ireland–1.69%

UDG Healthcare PLC	97,853	752,949

Monaco–5.15%

GasLog Ltd.	171,342	2,290,843

Netherlands–10.46%

Aalberts Industries N.V.	24,832	824,287
Kendrion N.V.	63,535	1,708,093
SBM Offshore N.V.	158,376	2,124,991
		4,657,371

United Kingdom–4.11%

DCC PLC	7,389	659,492
Howden Joinery Group PLC	204,416	1,168,532
		1,828,024

United States–46.13%

Alliance Data Systems Corp. (a)	7,652	1,772,356
Booz Allen Hamilton Holding Corp.	57,390	1,772,203
Brunswick Corp.	27,542	1,366,634
CommScope Holding Co., Inc. (a)	51,673	1,547,606
Cubic Corp.	31,736	1,296,098
Encore Capital Group, Inc. (a)	96,141	2,346,802
Global Payments Inc.	21,057	1,572,116
ION Geophysical Corp. (a)	5,474	27,426
Liberty Broadband Corp. -Class A (a)	8,276	519,816
Microsemi Corp. (a)	57,193	2,230,527
Mitel Networks Corp. (a)	304,596	2,230,088
Performant Financial Corp. (a)	336,466	706,579
Rovi Corp. (a)	71,703	1,348,733
Spirit Airlines Inc. (a)	42,190	1,803,623
		20,540,607
Total Common Stocks (Cost $37,327,222)		38,628,117

	Shares	Value

Money Market Funds–11.22%
Liquid Assets Portfolio –Institutional Class, 0.40% (b)	2,497,259	$2,497,259
Premier Portfolio –Institutional Class, 0.36% (b)	2,497,259	2,497,259
Total Money Market Funds (Cost $4,994,518)		4,994,518
TOTAL INVESTMENTS–97.98% (Cost $42,321,740)		43,622,635
OTHER ASSETS LESS LIABILITIES–2.02%		901,109
NET ASSETS–100.00%		$44,523,744

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Select Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $2,124,991 and from Level 2 to Level 1 of $1,483,779, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$3,887,205	$—	$—	$3,887,205
China	1,496,970	—	—	1,496,970
France	3,019,925	—	—	3,019,925
Honk Kong	154,223	—	—	154,223
Ireland	752,949	—	—	752,949
Monaco	2,290,843	—	—	2,290,843
Netherlands	2,532,380	2,124,991	—	4,657,371
United Kingdom	1,828,024	—	—	1,828,024
United States	25,535,125	—	—	25,535,125
Total Investments	$41,497,644	$2,124,991	$—	$43,622,635

Invesco Select Opportunities Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2016 was $8,801,530 and $17,744,114, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,540,233
Aggregate unrealized (depreciation) of investment securities	(4,239,338)
Net unrealized appreciation of investment securities	$1,300,895
Cost of investments is the same for tax and financial reporting purposes.

                                 Invesco Select Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.